Short-term Investment (Details) - Schedule of fair value common shares held - Medigus Ltd [Member]	12 Months Ended
Oct. 31, 2022 USD ($) shares
Short-term Investment (Details) - Schedule of fair value common shares held [Line Items]
Beginning | shares
Additions | $	$ 685,095
Unrealized loss | $	$ (420,646)
Beginning | shares	264,449